Business Segment Information (Tables)	12 Months Ended
Aug. 31, 2019
Business Segment Information [Abstract]
Information On Operations By Segment
		2018
	2019	(restated, note 2)
	$	$
Revenue
Wireline	4,300	4,292
Wireless	1,047	901
	5,347	5,193
Intersegment eliminations	(7)	(4)
	5,340	5,189
Operating income before restructuring costs and amortization
Wireline	1,955	1,915
Wireless	199	142
	2,154	2,057
Restructuring costs(1)	9	(446)
Amortization(1)	(1,038)	(1,025)
Operating income	1,125	586
Interest(1)
Operating	256	247
Other/non-operating	2	1
	258	248
Current taxes(1)
Operating	114	166
Other/non-operating	-	(29)
	114	137
(1) The Company does not report restructuring costs, amortization, interest or cash taxes on a segmented basis.

Capital Expenditures
		2018
	2019	(restated, note 2)
	$	$
Capital expenditures accrual basis
Wireline	784	965
Wireless	385	343
	1,169	1,308
Equipment costs (net of revenue)
Wireline	43	53
Capital expenditures and equipment costs (net)
Wireline	827	1,018
Wireless	385	343
	1,212	1,361
Reconciliation to Consolidated Statements of Cash Flows
Additions to property, plant and equipment	1,109	1,121
Additions to equipment costs (net)	42	49
Additions to other intangibles	147	131
Total of capital expenditures and equipment costs (net) per Consolidated Statements of Cash Flows	1,298	1,301
Increase (decrease) in working capital and other liabilities related to capital expenditures	(28)	65
Decrease in customer equipment financing receivables	1	4
Less: Proceeds on disposal of property, plant and equipment	(59)	(9)
Total capital expenditures and equipment costs (net) reported by segments	1,212	1,361